Impairment of Long-Lived Assets - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2013
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment of long-lived assets	¥ 30,161	¥ 452
Impairment loss for the intangible assets	¥ 6,365